UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/22

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus National Municipal Money Market Fund

ANNUAL REPORT

November 30, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus National Municipal Money Market Fund from June 1, 2022 to November 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2022

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$2.51	$4.77	$1.61
Ending value (after expenses)	$1,005.80	$1,003.50	$1,006.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2022

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$2.54	$4.81	$1.62
Ending value (after expenses)	$1,022.56	$1,020.31	$1,023.46
†

Expenses are equal to the fund’s annualized expense ratio of .50% for Wealth Shares, .95% for Service Shares and .32% for Premier Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2022

Short-Term Investments - 101.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.8%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	1.97	12/7/2022	29,600,000	[a]	29,600,000
Tender Option Bond Trust Receipts (Series 2022-XG0384), (Huntsville Alabama Health Care Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA) Ser. B1), Trust Maturity Date 6/1/2045	1.94	12/7/2022	3,820,000	[a,b,c]	3,820,000
				33,420,000
Alaska - 2.2%
Alaska Housing Finance Corp., Revenue Bonds (Liquidity Agreement; FHLB) Ser. B	1.88	12/7/2022	13,885,000	[a]	13,885,000
Alaska Housing Finance Corp., Revenue Bonds, Ser. A	1.13	12/1/2022	1,600,000	[a]	1,600,000
				15,485,000
Arizona - 1.6%
Pinal County Industrial Development Authority, Revenue Bonds (Milky Way Dairy Project) (LOC; Wells Fargo Bank NA)	1.96	12/7/2022	5,790,000	[a]	5,790,000
Tender Option Bond Trust Receipts (Series 2020-YX1154), (Phoenix Civic Improvement Corp. Airport, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC (LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2049	1.95	12/7/2022	3,120,000	[a,b,c]	3,120,000
Tender Option Bond Trust Receipts (Series 2021-XF2941), (Arizona Industrial Development Authority Educational Facility, Revenue Bonds (Colorado Military Academy Project) (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 12/15/2045	2.10	12/7/2022	2,335,000	[a,b,c]	2,335,000
				11,245,000
California - 5.6%
California Enterprise Development Authority, Revenue Bonds (LOC; Wells Fargo Bank NA)	2.00	12/7/2022	2,000,000	[a]	2,000,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 5.6% (continued)
California Pollution Control Financing Authority, Revenue Bonds (A&M Farms Project) (LOC; CoBank ACB)	1.95	12/7/2022	1,200,000	[a]	1,200,000
California Pollution Control Financing Authority, Revenue Bonds (JDS Ranch Project) (LOC; CoBank ACB)	1.95	12/7/2022	2,350,000	[a]	2,350,000
California Pollution Control Financing Authority, Revenue Bonds (John B. & Ann M. Verwey Project) (LOC; CoBank ACB)	1.95	12/7/2022	3,400,000	[a]	3,400,000
California Statewide Communities Development Authority, Revenue Bonds (Avian Glen Apartments Project) (LOC; Citibank NA) Ser. OO	2.03	12/7/2022	105,000	[a]	105,000
San Diego Housing Authority Inc, Revenue Bonds (Studio 15 Housing Partners) (LOC; Citibank NA) Ser. B	1.98	12/7/2022	3,985,000	[a]	3,985,000
San Jose, Revenue Bonds (Pollard Plaza Apartments) Ser. D	1.96	12/7/2022	4,300,000	[a]	4,300,000
Tender Option Bond Trust Receipts (Series 2018-XF2615), (California Municipal Finance Authority, Revenue Bonds (LINX APM Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 12/31/2047	2.02	12/7/2022	5,460,000	[a,b,c]	5,460,000
Tender Option Bond Trust Receipts (Series 2022-XF3018), (California Housing Finance Agency, Revenue Bonds (Hope on Broadway LP) (LOC; Mizuho Capital Markets LLC) Ser. H1), Trust Maturity Date 2/1/2023	2.10	12/7/2022	6,700,000	[a,b,c]	6,700,000
Tender Option Bond Trust Receipts (Series 2022-XF3019), (Los Angeles CA MF, Revenue Bonds (Hope on Broadway Apartments) (LOC; Mizuho Capital Markets LLC) Ser. S), Trust Maturity Date 2/1/2040	2.10	12/7/2022	4,840,000	[a,b,c]	4,840,000

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 5.6% (continued)
Tender Option Bond Trust Receipts (Series 2022-XG0363), (San Francisco California City & County Airport Comm International Airport, GO, Refunding (San Francisco International Airport) (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA) Ser. B), Trust Maturity Date 5/1/2046	1.98	12/7/2022	4,685,000	[a,b,c]	4,685,000
				39,025,000
Colorado - 2.7%
Denver City & County Co. Airport System, Revenue Bonds, Refunding	5.00	12/1/2022	13,550,000		13,550,000
Tender Option Bond Trust Receipts (Series 2022-XM1260), (Denver Colorado City & County Airport System, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC) Ser. D), Trust Maturity Date 11/15/2053	1.95	12/7/2022	5,000,000	[a,b,c]	5,000,000
				18,550,000
Florida - 7.4%
Collier County Industrial Development Authority, Revenue Bonds, Refunding (Allete Project) (LOC; Wells Fargo Bank NA)	1.93	12/7/2022	15,000,000	[a]	15,000,000
Miami-Dade County Industrial Development Authority, Revenue Bonds, Refunding (Florida Power & Light)	1.10	12/1/2022	13,400,000	[a]	13,400,000
St. Lucie County, Revenue Bonds, Refunding (Florida Power & Light Project)	1.10	12/1/2022	4,000,000	[a]	4,000,000
Tender Option Bond Trust Receipts (Series 2020-XG0281), (Escambia County Healthcare Facilities, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA & LOC; Bank of America N.A.) Ser. A), Trust Maturity Date 8/15/2050	1.94	12/7/2022	2,170,000	[a,b,c]	2,170,000
Tender Option Bond Trust Receipts (Series 2022-XM0985), (Broward County Convention Center Hotel, Revenue Bonds) (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 1/1/2030	2.02	12/7/2022	9,480,000	[a,b,c]	9,480,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 7.4% (continued)
The Miami-Dade County School Board, TAN	4.00	2/23/2023	7,520,000		7,538,234
				51,588,234
Georgia - 1.8%
RBC Municipal Products Inc. Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E107	1.95	12/7/2022	7,000,000	[a,b]	7,000,000
Tender Option Bond Trust Receipts (Series 2019-XG0256), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle 3&4 Project J Bonds) (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 1/1/2059	1.95	12/7/2022	5,500,000	[a,b,c]	5,500,000
				12,500,000
Hawaii - .4%
Tender Option Bond Trust Receipts (Series 2022-YX1252), (Hawaii State Airport System, Revenue Bonds (Liquidity Agreement; Barclays Bank LLC & LOC; Barclays Bank LLC) Ser. A), Trust Maturity Date 7/1/2045	1.95	12/7/2022	2,945,000	[a,b,c]	2,945,000
Illinois - 2.9%
Chicago O'Hare International Airport, Revenue Bonds, Ser. D	5.00	1/1/2023	945,000		946,092
Illinois Finance Authority, Revenue Bonds, Refunding (Marwen Foundation Project) (LOC; Northern Trust Company)	1.98	12/7/2022	3,810,000	[a]	3,810,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 7/1/2023	1.96	12/7/2022	10,365,000	[a,b,c]	10,365,000
Tender Option Bond Trust Receipts (Series 2015-ZM0120), (Illinois Toll Highway Authority, Revenue Bonds), Trust Maturity Date 7/1/2023	1.96	12/7/2022	650,000	[a,b,c]	650,000
Tender Option Bond Trust Receipts (Series 2018-XM0686), (Chicago O'Hare International Airport, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 1/1/2052	1.99	12/7/2022	4,680,000	[a,b,c]	4,680,000
				20,451,092

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Indiana - .8%
Crawfordsville, Revenue Bonds (LOC; Federal Home Loan Bank) Ser. B	2.18	12/7/2022	565,000	[a]	565,000
Tender Option Bond Trust Receipts (Series 2022-XF2990), (Indiana Finance Authority Educational Facility, Revenue Bonds, Refunding (University of Evansville Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A)), Trust Maturity Date 9/1/2057	1.98	12/7/2022	3,700,000	[a,b,c]	3,700,000
Wayne Township Metropolitan School District, GO	4.00	1/15/2023	1,035,000		1,035,000
				5,300,000
Iowa - 1.3%
Iowa Finance Authority, Revenue Bonds (MidAmerican Energy) Ser. B	2.05	12/7/2022	1,000,000	[a]	1,000,000
Tender Option Bond Trust Receipts (Series 2022-XF2983), (Lowa Finance Authority outstanding Midwestern Disaster Area, Revenue Bonds, Refunding (Lowa Fertilizer company project)), Trust Maturity Date 12/1/2050	1.98	12/7/2022	8,000,000	[a,b,c]	8,000,000
				9,000,000
Kansas - .3%
Dodge KS, Revenue Bonds (National Beef Project) (LOC; Rabobank International)	2.18	12/7/2022	1,000,000	[a]	1,000,000
Liberal KS, Revenue Bonds (Farmland Natl Beef Project) (LOC; Robobank International)	2.18	12/7/2022	1,000,000	[a]	1,000,000
				2,000,000
Kentucky - .0%
Lexington-Fayette Urban County Government, Revenue Bonds, Refunding (Liberty Ridge Senior Living) (LOC; Traditional Bank)	2.18	12/7/2022	200,000	[a]	200,000
Louisiana - 2.0%
Caddo-Bossier Parishes Port Commission, Revenue Bonds (Oakley Louisiana Project) (LOC; Bank of America NA)	1.94	12/7/2022	1,270,000	[a]	1,270,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Louisiana - 2.0% (continued)
Louisiana Housing Corp., Revenue Bonds (Arbor Place Apartments Project) (LOC; Federal Home Loan Mortgage Corp.)	2.04	12/7/2022	6,685,000	[a]	6,685,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Honeywell International Project)	2.09	12/7/2022	6,000,000	[a]	6,000,000
				13,955,000
Maryland - 7.3%
Maryland Community Development Administration, Revenue Bonds, Ser G.	1.93	12/7/2022	10,085,000	[a]	10,085,000
Maryland Economic Development Corp., Revenue Bonds (Linemark Printing Project)	2.12	12/7/2022	5,115,000	[a]	5,115,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	1.97	12/7/2022	12,525,000	[a,b]	12,525,000
Montgomery County, Revenue Bonds (Trinity Health Corp Obligated Group)	2.03	3/1/2023	5,000,000		5,000,000
Tender Option Bond Trust Receipts (Series 2022-XF3015), (Maryland Economic Development Corporation, Revenue Bonds (929 N Wolfe Street Project) (Liquidity Agreement; Mizuho Capital Markets LLC) Ser. A), Trust Maturity Date 9/1/2027	2.12	12/7/2022	17,892,000	[a,b,c]	17,892,000
				50,617,000
Massachusetts - 1.2%
Tender Option Bond Trust Receipts (Series 2018-XL0073), (Massachusetts Port Authority, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 7/1/2024	1.95	12/7/2022	8,100,000	[a,b,c]	8,100,000
Michigan - 3.7%
Michigan Housing Development Authority, Revenue Bonds (LOC; Federal Home Loan Bank)	1.98	12/7/2022	7,020,000	[a]	7,020,000

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 3.7% (continued)
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	1.95	12/7/2022	19,000,000	[a,b,c]	19,000,000
				26,020,000
Minnesota - 2.9%
Swift County, Revenue Bonds (Riverview Project) (LOC; Agcountry Farm Credit)	2.00	12/7/2022	10,000,000	[a]	10,000,000
Tender Option Bond Trust Receipts (Series 2022-XF3050), (Dakota County Municipal Community Development Agency, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets) (Legacy Commons At Signal Hills Project)), Trust Maturity Date 2/1/2039	2.12	12/7/2022	9,160,000	[a,b,c]	9,160,000
Waite Park, Revenue Bonds (McDowall Company Project) (LOC; Bremer Bank)	2.08	12/7/2022	850,000	[a]	850,000
				20,010,000
Missouri - 2.4%
RBC Municipal Products Inc. Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	1.95	12/7/2022	9,000,000	[a,b]	9,000,000
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; Guaranty Bank)	1.98	12/7/2022	3,440,000	[a]	3,440,000
St. Charles County Industrial Development Authority, Revenue Bonds, Refunding (Casalon Apartments Project) (Insured; Federal National Mortgage Association) (LOC; Federal National Mortgage Association)	1.95	12/7/2022	4,135,000	[a]	4,135,000
				16,575,000
Nebraska - 3.8%
Lincoln Nebraska Electric, CP, Ser. 95	2.30	1/17/2023	6,000,000		6,000,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Nebraska - 3.8% (continued)
Tender Option Bond Trust Receipts (Series 2022-XF3009), (Central Plains Energy Project, Revenue Bonds (Project No. 5) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. 2), Trust Maturity Date 5/1/2053	2.00	12/7/2022	20,500,000	[a,b,c]	20,500,000
				26,500,000
New Jersey - 1.4%
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate Project) (LOC; Wells Fargo Bank NA)	2.05	12/7/2022	2,540,000	[a]	2,540,000
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate Project) (LOC; Wells Fargo Bank NA) Ser. A	2.05	12/7/2022	2,485,000	[a]	2,485,000
RIB Floaters Trust, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC) Ser. 2018-020	1.95	12/7/2022	4,100,000	[a,b]	4,100,000
Tender Option Bond Trust Receipts (Series 2020-XF0957), (New Jersey Higher Education Assistance Authority, Revenue Bonds (LOC; Royal Bank of Canada) Ser. C), Trust Maturity Date 6/1/2044	1.97	12/7/2022	715,000	[a,b,c]	715,000
				9,840,000
New York - 11.9%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp. of Albany Project) (LOC; M&T Bank)	1.97	12/7/2022	2,365,000	[a]	2,365,000
Amherst Development Corp., Revenue Bonds, Refunding (Asbury Pointe Obligated Group) (LOC; M&T Bank) Ser. A	1.97	12/7/2022	1,800,000	[a]	1,800,000
Monroe County Industrial Development Corp., Revenue Bonds (Robert Weslayan College Project) (LOC; M&T Bank) Ser. A	2.01	12/7/2022	2,845,000	[a]	2,845,000
Nassau County Industrial Development Agency, Revenue Bonds (Rockville Centre Housing Associates Project) (LOC; M&T Bank) Ser. A	2.12	12/7/2022	7,755,000	[a]	7,755,000
New York City Capital Resources Corp., Revenue Bonds (WytheHotel Project) (LOC; M&T Bank)	2.12	12/7/2022	7,500,000	[a]	7,500,000

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 11.9% (continued)
New York State Housing Finance Agency, Revenue Bonds (Maiden Lane Properties LLC) (LOC; FNMA) Ser. A	1.85	12/7/2022	2,400,000	[a]	2,400,000
RBC Municipal Products Inc. Trust, Revenue Bonds, Refunding (Liquidity Agreement; Royal Bank of Canada) (LOC; Royal Bank of Canada) (JFK Terminal Redevlopment Project) Ser. E-154	2.00	12/7/2022	21,000,000	[a,b]	21,000,000
Rensselaer County Industrial Development Agency, Revenue Bonds (The Sage Colleges Project) (LOC; M&T Bank) Ser. A	1.97	12/7/2022	2,930,000	[a]	2,930,000
Southampton Union Free School District, TAN (Insured; State Aid Withholding)	4.00	2/15/2023	3,500,000		3,507,999
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	1.94	12/7/2022	4,500,000	[a,b,c]	4,500,000
Tender Option Bond Trust Receipts (Series 2020-XF0989), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 7/15/2060	1.97	12/7/2022	3,420,000	[a,b,c]	3,420,000
Tender Option Bond Trust Receipts (Series 2022-XF2992), (New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project) (Green Bond) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 9/15/2050	1.96	12/7/2022	7,500,000	[a,b,c]	7,500,000
Tender Option Bond Trust Receipts (Series 2022-XG0377), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America PLC & LOC; Bank of America PLC) Ser. 231), Trust Maturity Date 8/1/2052	1.97	12/7/2022	6,000,000	[a,b,c]	6,000,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 11.9% (continued)
Tender Option Bond Trust Receipts (Series 2022-XG0394), (Port Authority New York & New Jersey, Revenue Bonds (Liquidity Agreement; Bank of America NA) Ser. 221), Trust Maturity Date 7/15/2055	1.97	12/7/2022	3,125,000	[a,b,c]	3,125,000
The Erie County Industrial Development Agency, Revenue Bonds (Canisius High School) (LOC; M&T Bank)	1.97	12/7/2022	2,900,000	[a]	2,900,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Bank) Ser. A	1.97	12/7/2022	3,600,000	[a]	3,600,000
				83,147,999
North Carolina - .6%
Tender Option Bond Trust Receipts (Series 2022-XM1011), (Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guarantee Municipal Corp.) (Liquidity Agreement; Royal Bank of Canada & LOC; Royal Bank of Canada) Ser. A), Trust Maturity Date 1/1/2030	1.97	12/7/2022	4,200,000	[a,b,c]	4,200,000
Ohio - 1.2%
Tender Option Bond Trust Receipts (Series 2018-XG0206), (Cuyahoga County, COP (Convention Hotel Project) (Liquidity Agreement; Bank of America)), Trust Maturity Date 12/1/2044	2.00	12/7/2022	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts (Series 2021-XF2927), (Dayton Montgomery County Ohio Port Authority, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 12/15/2040	2.10	12/7/2022	4,020,000	[a,b,c]	4,020,000
				8,020,000
Oregon - 2.9%
Oregon Department of Transportation, GO, Ser. A1	3.00	2/1/2023	1,250,000		1,250,000

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Oregon - 2.9% (continued)
Tender Option Bond Trust Receipts (Series 2022-XF1353), (Port Portland Oregon International Airport, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 28), Trust Maturity Date 7/1/2030	2.05	12/7/2022	11,250,000	[a,b,c]	11,250,000
Tender Option Bond Trust Receipts (Series 2022-XF1363), (Port of Portland, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. 27 A), Trust Maturity Date 1/1/2043	2.05	12/7/2022	7,855,000	[a,b,c]	7,855,000
				20,355,000
Pennsylvania - 1.0%
Tender Option Bond Trust Receipts (Series 2018-XL0061), (Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 11/1/2025	1.98	12/7/2022	4,490,000	[a,b,c]	4,490,000
Tender Option Bond Trust Receipts (Series 2022-XM1057), (Southeastern Pennsylvania Transportation Authority, Revenue Bonds (Asset Improvement Program) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2047	1.95	12/7/2022	2,500,000	[a,b,c]	2,500,000
				6,990,000
Rhode Island - .4%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Bryant University) (LOC; TD Bank NA)	1.87	12/7/2022	2,815,000	[a]	2,815,000
South Carolina - .3%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (YMCA Beaufort County Project) (LOC; Truist Bank)	2.00	12/7/2022	2,045,000	[a]	2,045,000
Tennessee - 5.2%
Jackson Industrial Development Board/TN, Revenue Bonds, Refunding (General Cable Corp. Project) (LOC; PNC Bank NA)	1.94	12/7/2022	6,000,000	[a]	6,000,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 5.2% (continued)
Tender Option Bond Trust Receipts (Series 2017-XG0145), (Nashville & Davidson County Metropolitan Government Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) (Liquidity Agreement; Barclays Bank LLC & LOC; Barclays Bank LLC) Ser. A), Trust Maturity Date 7/1/2048	1.98	12/7/2022	14,970,000	[a,b,c]	14,970,000
Tender Option Bond Trust Receipts (Series 2020-YX1139), (Metropolitan Nashville Subordinate Airport Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2044	1.95	12/7/2022	3,800,000	[a,b,c]	3,800,000
Tennessee State, CP, Ser. 00A	2.88	12/14/2022	6,000,000		6,000,000
The Blount County Tennessee Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. C1A	2.00	12/7/2022	1,110,000	[a]	1,110,000
The Blount County Tennessee Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. C3A	2.00	12/7/2022	2,300,000	[a]	2,300,000
The Sevier County Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. 6A1	2.00	12/7/2022	990,000	[a]	990,000
The Sevier County Public Building Authority, Revenue Bonds (LOC; Truist Bank) Ser. VB1	2.00	12/7/2022	900,000	[a]	900,000
				36,070,000
Texas - 15.6%
Garland Texas Water & Sewer Authority, CP	2.70	2/14/2023	5,000,000		5,000,000
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A1	2.45	12/16/2022	13,000,000		13,000,000
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A1	2.55	12/13/2022	4,400,000		4,400,000
Houston Texas, CP, Ser. E2	2.28	12/6/2022	10,000,000		10,000,000

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 15.6% (continued)
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	1.95	12/7/2022	9,430,000	[a]	9,430,000
North Texas University, CP, Ser. A	3.15	1/25/2023	7,500,000		7,500,000
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	5.00	2/15/2023	1,500,000		1,507,492
Port of Port Arthur Navigation District, Revenue Bonds, Ser. B	1.97	12/7/2022	10,000,000	[a]	10,000,000
Red River Education Finance Corp., Revenue Bonds (Texas Christian University Project) (SPA; Northern Trust Co.)	1.85	12/7/2022	11,500,000	[a]	11,500,000
San Antonio Texas Water & Sewer Authority, CP, Ser. A1	2.39	12/21/2022	5,800,000		5,800,000
Texas, GO, Ser. D	2.00	12/7/2022	17,000,000	[a]	17,000,000
Texas Department of Housing & Community Affairs, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	1.90	12/7/2022	3,560,000	[a]	3,560,000
Texas University System Board of Regents, CP, Ser. A	2.30	1/23/2023	10,000,000		10,000,000
				108,697,492
Utah - .4%
Tender Option Bond Trust Receipts (Series 2022-XX1249), (Salt Lake City International Airport, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC) Ser. A), Trust Maturity Date 7/1/2051	1.95	12/7/2022	2,920,000	[a,b,c]	2,920,000
Vermont - .8%
Vermont Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. A	1.91	12/7/2022	4,275,000	[a]	4,275,000
Vermont Housing Finance Agency, Revenue Bonds, Refunding (SPA; TD Bank NA) Ser. A	2.03	12/7/2022	1,500,000	[a]	1,500,000
				5,775,000
Virginia - .3%
Virginia College Building Authority, Revenue Bonds, Refunding (University Richmond Project)	1.10	12/7/2022	2,100,000		2,100,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Washington - 2.3%
Tender Option Bond Trust Receipts (Series 2020-XM0875), (Port of Seattle, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA), Trust Maturity Date 4/1/2027	2.00	12/7/2022	3,750,000	[a,b,c]	3,750,000
Tender Option Bond Trust Receipts (Series 2022-XG0380), (Washington State Higher Education Facilities Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA) (Gonzaga University Project) Ser.A), Trust Maturity Date 4/1/2049	1.94	12/7/2022	1,230,000	[a,b,c]	1,230,000
Tender Option Bond Trust Receipts (Series 2022-YX1241), (Port of Seattle, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC) Ser. B), Trust Maturity Date 8/1/2040	1.97	12/7/2022	3,630,000	[a,b,c]	3,630,000
Tender Option Bond Trust Receipts (Series 2022-ZL0316), (Port of Seattle, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC) Ser. C), Trust Maturity Date 5/1/2042	1.97	12/7/2022	7,500,000	[a,b,c]	7,500,000
				16,110,000
Wisconsin - 2.3%
Fort Atkinson School District, BAN	4.00	6/22/2023	2,000,000		2,004,200
Milwaukee Redevelopment Authority, Revenue Bonds (Fred Usinger Project) (LOC; BMO Harris Bank NA)	2.21	12/7/2022	200,000	[a]	200,000
Tender Option Bond Trust Receipts (Series 2020-XF2898), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 12/15/2039	2.12	12/7/2022	8,360,000	[a,b,c]	8,360,000
Tender Option Bond Trust Receipts (Series 2020-XF2900), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 6/30/2032	2.12	12/7/2022	1,985,000	[a,b,c]	1,985,000

Short-Term Investments - 101.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 2.3% (continued)
Tender Option Bond Trust Receipts (Series 2021-XF2933), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC) Ser. A), Trust Maturity Date 12/15/2040	2.10	12/7/2022	3,295,000	[a,b,c] 3,295,000
			15,844,200
Total Investments (cost $708,416,017)			101.7%	708,416,017
Liabilities, Less Cash and Receivables			(1.7%)	(11,526,213)
Net Assets			100.0%	696,889,804

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities amounted to $326,742,000 or 46.89% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Development	22.8
Airport	14.1
Education	9.2
Multifamily Housing	8.9
General	8.4
Transportation	7.6
Single Family Housing	5.0
Medical	4.4
Facilities	3.9
Housing	3.2
General Obligation	3.1
Power	2.7
Water	2.5
School District	2.2
Nursing Homes	1.8
Pollution	1.8
Student Loan	.1
101.7

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2022

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	708,416,017	708,416,017
Cash		5,214,893
Receivable for investment securities sold		6,466,624
Interest receivable		2,824,228
Receivable for shares of Common Stock subscribed		121,604
Prepaid expenses		39,805
		723,083,171
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		373,494
Payable for investment securities purchased		25,735,260
Directors’ fees and expenses payable		12,264
Payable for shares of Common Stock redeemed		1,197
Other accrued expenses		71,152
		26,193,367
Net Assets ($)		696,889,804
Composition of Net Assets ($):
Paid-in capital		696,888,324
Total distributable earnings (loss)		1,480
Net Assets ($)		696,889,804

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	469,959,572	219,367,388	7,562,844
Shares Outstanding	469,939,122	219,352,512	7,562,365
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2022

Investment Income ($):
Interest Income	7,303,385
Expenses:
Management fee—Note 2(a)	1,541,941
Shareholder servicing costs—Note 2(b)	1,954,435
Administrative service fees—Note 2(c)	1,670,663
Directors’ fees and expenses—Note 2(d)	84,209
Professional fees	78,787
Registration fees	78,671
Custodian fees—Note 2(c)	45,573
Prospectus and shareholders’ reports	21,676
Chief Compliance Officer fees—Note 2(c)	17,027
Miscellaneous	39,157
Total Expenses	5,532,139
Less—reduction in expenses due to undertaking—Note 2(a)	(1,843,986)
Less—reduction in fees due to earnings credits—Note 2(c)	(21,850)
Net Expenses	3,666,303
Net Investment Income	3,637,082
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	16,994
Net Increase in Net Assets Resulting from Operations	3,654,076

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2022	2021	[a,b]
Operations ($):
Net investment income	3,637,082	79,406
Net realized gain (loss) on investments	16,994	277,846
Net Increase (Decrease) in Net Assets Resulting from Operations	3,654,076	357,252
Distributions ($):
Distributions to shareholders:
Wealth Shares	(2,743,887)	(44,408)
Service Shares	(917,754)	(34,475)
Premier Shares	(62,183)	(523)
Total Distributions	(3,723,824)	(79,406)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	986,593,191	899,672,596
Service Shares	684,769,001	780,693,183
Premier Shares	28,207,632	21,836,674
Distributions reinvested:
Wealth Shares	2,662,921	42,735
Service Shares	900,721	33,907
Premier Shares	61,187	509
Cost of shares redeemed:
Wealth Shares	(975,712,176)	(861,534,653)
Service Shares	(812,299,255)	(776,722,567)
Premier Shares	(26,310,636)	(16,273,001)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(111,127,414)	47,749,383
Total Increase (Decrease) in Net Assets	(111,197,162)	48,027,229
Net Assets ($):
Beginning of Period	808,086,966	760,059,737
End of Period	696,889,804	808,086,966

[a]

During the period ended November 30, 2021, 35,101,519 Service shares representing $35,101,825 were exchanged for 35,101,825 Wealth shares and 12,885 Wealth shares representing $12,885 were exchanged for 12,885 Premier shares.

[b]	Effective February 1, 2021, the fund’s Class A and Class B shares were renamed Wealth and Service shares, respectively.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Wealth Shares	2022	2021[a]	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.006	.000[b]	.004	.010	.008
Distributions:
Dividends from net investment income	(.006)	(.000)[b]	(.004)	(.010)	(.008)
Dividends from net realized gain on investments	(.000)[b]	-	-	-	-
Total Distributions	(.006)	(.000)[b]	(.004)	(.010)	(.008)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.62	.01	.37	.97	.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.52	.59	.61	.61
Ratio of net expenses to average net assets	.39	.11	.37	.61	.61
Ratio of net investment income to average net assets	.55	.01	.35	.95	.82
Net Assets, end of period ($ x 1,000)	469,960	456,453	418,125	356,361	276,267

a Effective February 1, 2021, the fund’s Class A shares were renamed Wealth shares.

b Amount represents less than $.001 per share.

See notes to financial statements.

	Year Ended November 30,
Service Shares	2022	2021[a]	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.004	.000[b]	.002	.005	.004
Distributions:
Dividends from net investment income	(.004)	(.000)[b]	(.002)	(.005)	(.004)
Dividends from net realized gain on investments	(.000)[b]	-	-	-	-
Total Distributions	(.004)	(.000)[b]	(.002)	(.005)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.36	.01	.21	.52	.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05	1.05	1.05	1.06	1.06
Ratio of net expenses to average net assets	.61	.12	.51	1.06	1.06
Ratio of net investment income to average net assets	.34	.01	.20	.54	.37
Net Assets, end of period ($ x 1,000)	219,367	346,029	341,895	204,813	298,974

a Effective February 1, 2021, the fund’s Class B shares were renamed Service shares.

b Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Premier Shares	2022	2021	2020[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.008	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.008)	(.000)[b]	(.000)[b]
Dividends from net realized gain on investments	(.000)[b]	-	-
Total Distributions	(.008)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.79	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.27	.56[e]
Ratio of net expenses to average net assets	.29	.11	.20[e]
Ratio of net investment income to average net assets	.72	.01	.03[e]
Net Assets, end of period ($ x 1,000)	7,563	5,605	40

a From November 23, 2020 (commencement of initial offering) to November 30, 2020.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .00%.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus National Municipal Money Market Fund (the “fund”) is the sole series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective May 2, 2022, “Dreyfus Cash Investment Strategies” was renamed “Dreyfus”.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 21.5 billion shares of $.001 par value Common Stock in each of the following classes of shares: Wealth shares (15 billion shares authorized), Service shares (5.5 billion shares authorized) and Premier shares (1 billion shares authorized). Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

NOTES TO FINANCIAL STATEMENTS (continued)

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Short-Term Investments	-	708,416,017	-	708,416,017

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming

NOTES TO FINANCIAL STATEMENTS (continued)

increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,480.

The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2022 and November 30, 2021 were as follows: tax-exempt income $3,635,602 and $79,406, ordinary income $36,686 and $0 and long-term capital gains $51,536 and $0, respectively.

During the period ended November 30, 2022, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $16,043 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.

In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.

Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024 (“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.

Management had evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines. As of November 30, 2022, management believes these accounting standards have no impact

NOTES TO FINANCIAL STATEMENTS (continued)

on the fund and does not have any concerns of adopting the regulations by FASB Sunset Date.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of ..20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended November 30, 2022, there was no reduction in expenses pursuant to the Agreement.

The Adviser has contractually agreed, from December 1, 2021 through March 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Premier shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .45% of the value of the Premier shares average daily net assets. On or after March 31, 2023, the Adviser may terminate this expense limitation at any time.

In addition, the Adviser has contractually agreed, from February 1, 2022 through March 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund’s Service shares so that the direct expenses of the fund’s Service shares (excluding taxes, portfolio transaction costs and extraordinary expenses) do not exceed 1.00% of the value of the Service shares average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 31, 2023, the Adviser may terminate the expense limitation agreement at any time. The reduction in expenses, pursuant to the undertakings amounted to $122,434 during the period ended November 30, 2022.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Wealth shares average net assets for such fiscal year, the fund may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense.

During the period ended November 30, 2022, there was no reduction in expenses pursuant to the undertaking.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,721,552 during the period ended November 30, 2022.

(b) Under the Reimbursement Shareholder Services Plan with respect to Premier shares (the “Reimbursement Shareholder Services Plan”), Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .05% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2022, Premier shares were charged $4,203, pursuant to the Reimbursement Shareholder Services Plan.

Under the Compensation Shareholder Services Plans with respect to Wealth and Service shares (the “Compensation Shareholder Services Plans”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2022, Wealth and Service shares were charged $1,149,148 and $759,392, respectively, pursuant to each of their respective Compensation Shareholder Services Plans.

(c) Under the Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at an annual rate of .55% of the value of their average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related

NOTES TO FINANCIAL STATEMENTS (continued)

regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended November 30, 2022, Service shares were charged $1,670,663, pursuant to the Administrative Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2022, the fund was charged $34,626 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,161.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2022, the fund was charged $45,573 pursuant to the custody agreement. These fees were partially offset by earnings credits of $20,689.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2022, the fund was charged $1,939 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2022, the fund was charged $17,027 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $115,519, Administrative Services Plan fees of $102,266, Shareholder Services Plans fees of $142,954, Custodian fees of $10,366, Chief Compliance Officer fees of $2,721 and Transfer Agent fees of $8,530, which are offset against an expense reimbursement currently in effect in the amount of $8,862.

(d) Each Board Member also serves as a Board Member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2022, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $307,845,000 and $409,595,000, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Dreyfus National Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus National Municipal Money Market Fund (the “Fund”) (the sole fund constituting General Municipal Money Market Funds, Inc.), including the statement of investments, as of November 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting General Municipal Money Market Funds, Inc.) at November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
January 23, 2023

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during its fiscal year ended November 30, 2022 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2021 calendar year on Form 1099-DIV, which will be mailed in early 2023. Also, the fund hereby reports $.000059 per share as a long-term capital gain distribution and $.000042 per share as a short-term capital gain distribution paid on December 23, 2021.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 27, 2022, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Wealth shares with the performance of a group of retail no-load tax-exempt money market funds were selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail tax-exempt money market funds (the “Performance Universe”), all for various periods ended June 30, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load tax-exempt money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance

Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or slightly below the Performance Group and Performance Universe medians for all periods, except the five- and ten-year periods when it was slightly above the Performance Universe median. The Board also considered that the fund’s net total return performance was at or below the Performance Group and Performance Universe medians for all periods, except the one-year when it was slightly above the Performance Group median. The Board considered the relative proximity of the fund’s gross and net total return performances to the Performance Group and/or Performance Universe medians in certain periods when the performance was below the Performance Group and/or Performance Universe medians.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and lower than the Expense Universe median actual management fee and the fund’s total expenses were slightly higher than the Expense Group median and slightly lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that, for the past fiscal year, the Adviser had waived receipt of a portion of its management fee and/or reimbursed certain fund expenses pursuant to voluntary undertakings by the Adviser in effect during the period. These undertakings are voluntary, not contractual, and may be terminated by the Adviser at any time. In addition, representatives of the Adviser stated that the Adviser has contractually agreed, until March 31, 2023, to waive receipt of its fee and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Premier shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .45% of the fund’s average daily net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Additionally, representatives of the Adviser stated that the Adviser has contractually agreed, until March 31, 2023, to waive receipt of its fees and/or assume the direct expense of the fund’s Service shares so that the direct expenses of the fund’s Service shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowings and extraordinary expenses) do not exceed 1.00% of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by the one fund advised by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”) and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangements and their effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)

Independent Board Members

Joseph S. DiMartino (79)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 92

———————

Francine J. Bovich (71)

Board Member (2012)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 53

———————

Peggy C. Davis (79)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 32

———————

Nathan Leventhal (79)

Board Member (1989)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 32

———————

Robin A. Melvin (59)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Westover School, a private girls’ boarding school in Middlebury, Connecticut, Trustee (2019-Present)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014-2020); Board Member, Mentor Illinois (2013-2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-June 2022)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

No. of Portfolios for which Board Member Serves: 71

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; and Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017. He is an officer of 54 investment companies (comprised of 107 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 44 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020; and Director–BNY Mellon Fund Administration. He is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 64 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; and Secretary of the Adviser. He is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021, Counsel of BNY Mellon from August 2018 to December 2021; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 32 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; Managing Counsel of BNY Mellon from December 2017 to September 2021; and Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 47 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon. He is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of the Adviser since June 2019.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 37 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Vice President and Head of Product Development of North America Product, BNY Mellon Investment Management since January 2018; Co-Head of Product Management, Development & Oversight of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 54 investment companies (comprised of 107 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President and Head of Product Management of North America Product, BNY Mellon Investment Management since January 2018; Director of Product Research and Analytics of North America Product, BNY Mellon Investment Management from January 2010 to January 2018; and Senior Vice President of North America Product, BNY Mellon Investment Management since 2010. He is an officer of 54 investment companies (comprised of 107 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 46 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Mellon Fund Administration. He is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 55 investment companies (comprised of 127 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is the Chief Compliance Officer of 54 investment companies (comprised of 112 portfolios) managed by the Adviser. He is 65 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 48 investment companies (comprised of 120 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 54 years old and has been an employee of the Distributor since 1997.

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For More Information

Dreyfus National Municipal Money Market Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: GTMXX Class B: GBMXX Premier Shares: GMHXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 0918AR1122

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,853 in 2021 and $35,550 in 2022.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,080 in 2021 and $7,234 in 2022. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2021 and $0 in 2022.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2021 and $3,342 in 2022. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $3,158 in 2021 and $8,158 in 2022.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,327 in 2021 and $588 in 2022. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2021 and $0 in 2022.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods $2,747,329 in 2021 and $2,144,335 in 2022.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

(i)	Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ David J. DiPetrillo

         David J. DiPetrillo

         President (Principal Executive Officer)

Date: January 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

         David J. DiPetrillo

         President (Principal Executive Officer)

Date: January 21, 2023

By: /s/ James Windels

         James Windels

        Treasurer (Principal Financial Officer)

Date: January 20, 2023

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)